Disclosures on Financial Instruments - Summary of Amounts that have been Offset and Amounts that are Available for Offset (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	₨ 466,853.9	$ 6,750.9	₨ 416,979.3
Gross amount recognized as set off in the balance sheet, Financial assets	(39,827.4)	(575.9)	(17,648.5)
Net amount presented in the balance sheet, Financial assets	427,026.5	6,175.0	399,330.8
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets	(17,173.7)	(248.3)	(49,058.2)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets	0.0	0.0	0.0
Net amount after offsetting, Financial assets	409,852.8	5,926.7	350,272.6
Gross amount recognized, Financial liabilities	964,805.8	13,951.3	970,101.7
Gross amount recognized as set off in the balance sheet, Financial liabilities	(39,827.4)	(575.9)	(17,648.5)
Gross amount recognized as set off in the balance sheet, Financial liabilities	924,978.4	13,375.4	952,453.2
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities	(17,173.7)	(248.3)	(49,058.2)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities	0.0	0.0	0.0
Net amount after offsetting, Financial liabilities	907,804.7	$ 13,127.1	903,395.0
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	21,466.8		53,230.3
Net amount presented in the balance sheet, Financial assets	21,466.8		53,230.3
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets	(17,173.7)		(49,058.2)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets	0.0		0.0
Net amount after offsetting, Financial assets	4,293.1		4,172.1
Gross amount recognized, Financial liabilities	74,049.7		86,578.6
Gross amount recognized as set off in the balance sheet, Financial liabilities	74,049.7		86,578.6
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities	(17,173.7)		(49,058.2)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities	0.0		0.0
Net amount after offsetting, Financial liabilities	56,876.0		37,520.4
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	191,052.4		199,905.7
Gross amount recognized as set off in the balance sheet, Financial assets	(1,090.7)		(972.7)
Net amount presented in the balance sheet, Financial assets	189,961.7		198,933.0
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets	0.0		0.0
Net amount after offsetting, Financial assets	189,961.7		198,933.0
Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	254,334.7		163,843.3
Gross amount recognized as set off in the balance sheet, Financial assets	(38,736.7)		(16,675.8)
Net amount presented in the balance sheet, Financial assets	215,598.0		147,167.5
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets	0.0		0.0
Net amount after offsetting, Financial assets	215,598.0		147,167.5
Accounts payable [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities	760,772.4		805,574.3
Gross amount recognized as set off in the balance sheet, Financial liabilities	(1,090.7)		(972.7)
Gross amount recognized as set off in the balance sheet, Financial liabilities	759,681.7		804,601.6
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities	0.0		0.0
Net amount after offsetting, Financial liabilities	759,681.7		804,601.6
Loans from banks/financial institutions (short-term) [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities	129,983.7		77,948.8
Gross amount recognized as set off in the balance sheet, Financial liabilities	(38,736.7)		(16,675.8)
Gross amount recognized as set off in the balance sheet, Financial liabilities	91,247.0		61,273.0
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities	0.0		0.0
Net amount after offsetting, Financial liabilities	₨ 91,247.0		₨ 61,273.0